Capital Stock - Series B Preferred Stock Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2013 $ / shares shares	May. 12, 2008 USD ($) Investor $ / shares shares	Aug. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares	Nov. 30, 2014 $ / shares	Oct. 31, 2014 $ / shares	May. 31, 2008	Sep. 30, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares	Aug. 31, 2013 $ / shares	Mar. 12, 2013 $ / shares	Jan. 22, 2013 $ / shares
Class of Stock [Line Items]
Number of accredited investors | Investor		5
Warrants exercisable price | $ / shares												$ 0.25	$ 30.00	$ 30.00
Conversion ratio for each share									5.048
Previously Reported [Member]
Class of Stock [Line Items]
Warrants exercisable price | $ / shares													$ 0.20	$ 0.20
Common Stock [Member]
Class of Stock [Line Items]
Number of units issued										16,754,822
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants to purchase common stock		2
Number of units issued	133,334									16,754,822
Series B Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of units issued	20,000,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of units issued	133,334	400,000
Number of Series B Preferred Stock for each Series B unit		1									1
Common stock purchase price, per share | $ / shares		$ 1.00
Proceeds from issuance of preferred stock and warrants | $		$ 400
Initial conversion price | $ / shares		$ 75.00	$ 1.7900	$ 6.7200	$ 8.6400	$ 9.6705
Warrants exercisable price | $ / shares	$ 22.50	$ 75.00
Number of years from issuance of warrants to convert as common stock		5 years
Convertible preferred stock, conversion price | $ / shares								$ 1.79	$ 0.0576
Liquidation premium							6.00%
Preferred stock, shares issued								300,000	300,000	300,000
Preferred stock, shares outstanding								300,000	300,000	300,000
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of units issued	20,000,000
Initial conversion price | $ / shares		$ 0.50			0.05760	0.06447
Warrants exercisable price | $ / shares	$ 0.15	$ 0.50000			$ 0.05760	$ 0.06447
Convertible preferred stock, conversion price | $ / shares									$ 0.0576
Series B Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion ratio for each share		1.34%
Conversion ratio for each share		2